SCHEDULE OF PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Net income	$ 7,990,216	$ 11,634,720	$ 5,757,922
Comprehensive income attributable to Leishen Energy Holding Co., Ltd	8,981,306	12,359,603	3,072,838
Parent [Member]
Equity in earnings of subsidiaries	8,095,871	11,858,590	5,722,076
Net income	8,095,871	11,858,590	5,722,076
Foreign currency translation (loss) gain	885,435	501,013	(2,649,238)
Comprehensive income attributable to Leishen Energy Holding Co., Ltd	$ 8,981,306	$ 12,359,603	$ 3,072,838